Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 1,552,455	$ 1,413,669
Accounts receivable, net	636,733	1,062,237
Accounts receivable, net - related party	105,694	108,188
Advances to suppliers, net	10,867,426	5,292,114
Advances to suppliers, net - related party	1,500,983	1,807,965
Inventories, net	281,653	136,191
Prepayments and other current assets	112,966	285,655
Due from third parties	346,822
Deposits for equity acquisition	4,128,000
Due from related parties	72,082	358,659
Total Current Assets	19,604,814	10,464,678
Property, plant and equipment, net	7,389,114	7,761,328
Intangible assets, net	4,156,564	4,449,989
Long-term investment in equity investee	2,226,023	2,337,451
Right-of-use assets	295,022	231,802
Total Assets	33,671,537	25,245,248
Current Liabilities:
Short-term loans	5,263,128	5,387,400
Advances from customers	2,107,745	1,712,320
Deferred grants - current	187	191
Accounts payable	2,956,208	2,974,650
Accrued and other liabilities	3,089,936	3,240,663
Loans from third parties	3,116,433	1,274,666
Taxes payable	2,009,701	1,986,935
Operating lease liabilities, current	126,838	89,500
Deferred tax liability	276,452	299,622
Total Current Liabilities	19,287,009	17,313,078
Loans from third parties-noncurrent	475,546	2,977,166
Operating lease liabilities - noncurrent	132,009	103,830
Total Liabilities	19,894,564	20,394,074
Commitments and Contingencies
Shareholders’ Equity:
Additional paid-in capital	78,745,720	68,876,257
Statutory reserve	1,128,674	1,072,895
Accumulated deficit	(64,195,520)	(63,461,282)
Accumulated other comprehensive loss	(2,734,390)	(2,253,561)
Total Shareholders’ Equity Attributable to ReTo Eco-Solutions, Inc.	13,327,371	4,354,827
Noncontrolling interest	449,602	496,347
Total Shareholders’ Equity	13,776,973	4,851,174
Total Liabilities and Shareholders’ Equity	33,671,537	25,245,248
Related Party
Current Liabilities:
Advances from customers-related party	340,381	344,051
Accounts payable - related party		3,080
Class A Shares
Shareholders’ Equity:
Common shares, value	382,887	120,518
Class B Shares
Shareholders’ Equity:
Common shares, value